Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Carrying Amount of Financial Assets Represents the Maximum Credit Exposure

The carrying amount of financial assets represents the maximum credit exposure.

	December 31,
	2018	2017
	(euros in thousands)
Trade and unbilled receivables	2,926	2,283
Investments	61,800	41,103
Cash and cash equivalents	143,747	149,678

	208,473	193,064

Summary of Aging of Trade and Unbilled Receivables	The aging of trade and unbilled receivables was as follows:

	December 31,
	2018	2017
	(euros in thousands)
Neither past due nor impaired	2,926	2,283
Past due	—	—

	2,926	2,283

Summary of Contractual Maturities of Financial Liabilities

The following are the remaining contractual maturities of financial liabilities as at December 31, 2018 and 2017. The amounts are gross and undiscounted.

	December 31, 2018
	Carrying amount	Total	< 12 months	1 - 2 years	2 - 5 years	> 5 years
	(euros in thousands)
Trade payables	3,819	3,819	3,819	—	—	—
Other liabilities and accruals	7,964	7,964	7,964	—	—	—

	11,783	11,783	11,783	—	—	—

	December 31, 2017
	Carrying amount	Total	< 12 months	1 - 2 years	2 - 5 years	> 5 years
	(euros in thousands)
Trade payables	2,855	2,855	2,855	—	—	—
Other liabilities and accruals	6,176	6,176	6,176	—	—	—

	9,031	9,031	9,031	—	—	—

Summary of Sensitivity Analysis for Change in Primary Currency Exposures

The following table provides a sensitivity analysis for a change in the primary currency exposure for the Company relating to monetary assets and liabilities denominated in U.S. dollars as of December 31, 2018. The analysis shows the impact that a change in the exchange rate at that date would have on the Company’s total comprehensive loss:

Financial Statement Line Item Exposure	Balance	Effect on profit before tax if USD strengthens 5%	Effect on profit before tax if USD weakens 5%
	(euros in thousands)
Cash and cash equivalents	43,074	2,154	(2,154)
Total investments	61,800	3,090	(3,090)
Trade and other receivables	2,886	144	(144)
Other assets	123	6	(6)
Taxes and social security liabilities	(88)	(4)	4
Trade payables, other liabilities and accruals	(4,795)	(240)	240

	103,000	5,150	(5,150)

Summary of Interest Rate Profile of the Company's Interest-bearing Financial Instruments

The interest rate profile of the Company’s interest-bearing financial instruments is as follows:

	December 31,
	2018	2017
	(euros in thousands)
Fixed-rate instruments
Investments	61,800	41,103
Variable rate instruments
Cash and cash equivalents	143,747	149,678